PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five years and the past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998                 PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY INST SHT-INT GOVT                      7.18%   33.49%  104.71%

LB 1-5 YEAR US GOVERNMENT BOND                  8.08%   34.91%  112.56%

SHORT-INTERMEDIATE US GOVERNMENT FUNDS AVERAGE  6.92%   29.82%  105.06%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-5 Year U.S. Government Bond Index - a market value-weighted index of government fixed-rate debt issues with maturities between one and five years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 99 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1998                 PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY INST SHT-INT GOVT                      7.18%   5.95%   7.43%

LB 1-5 YEAR US GOVERNMENT BOND                  8.08%   6.17%   7.83%

SHORT-INTERMEDIATE US GOVERNMENT FUNDS AVERAGE  6.92%   5.33%   7.44%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$100,000 OVER 10 YEARS
             Inst Sht-Int Govt           LB 1-5 Year U.S. Govt
             00662                       LB069
  1988/11/30     100000.00                   100000.00
  1988/12/31     100235.78                   100131.59
  1989/01/31     101095.64                   100971.98
  1989/02/28     101192.36                   100795.53
  1989/03/31     101570.47                   101184.32
  1989/04/30     103051.99                   103062.48
  1989/05/31     104529.99                   104722.31
  1989/06/30     106442.19                   107001.23
  1989/07/31     107830.36                   108864.43
  1989/08/31     107303.87                   107820.68
  1989/09/30     107931.89                   108394.89
  1989/10/31     109669.37                   110347.82
  1989/11/30     110612.76                   111385.59
  1989/12/31     111105.87                   111783.35
  1990/01/31     111011.51                   111582.98
  1990/02/28     111552.73                   112094.39
  1990/03/31     112044.97                   112327.66
  1990/04/30     112185.89                   112360.56
  1990/05/31     113880.01                   114367.32
  1990/06/30     115034.41                   115710.14
  1990/07/31     116339.66                   117265.30
  1990/08/31     116790.19                   117390.91
  1990/09/30     117579.79                   118389.81
  1990/10/31     118752.46                   119855.25
  1990/11/30     120058.28                   121245.93
  1990/12/31     121413.45                   122798.10
  1991/01/31     122519.13                   123997.37
  1991/02/28     123442.31                   124771.96
  1991/03/31     124211.06                   125546.55
  1991/04/30     125454.24                   126823.58
  1991/05/31     126378.36                   127577.23
  1991/06/30     126647.12                   127885.28
  1991/07/31     127851.71                   129156.32
  1991/08/31     129866.46                   131276.73
  1991/09/30     130956.63                   133050.21
  1991/10/31     132363.49                   134596.41
  1991/11/30     133639.98                   136115.68
  1991/12/31     136884.60                   138693.66
  1992/01/31     135580.99                   138017.76
  1992/02/29     136193.74                   138379.64
  1992/03/31     136137.24                   138065.62
  1992/04/30     137150.20                   139408.44
  1992/05/31     138899.29                   141119.12
  1992/06/30     140548.99                   142934.47
  1992/07/31     142030.39                   145132.64
  1992/08/31     143559.41                   146571.16
  1992/09/30     145317.24                   148311.75
  1992/10/31     143665.98                   146873.22
  1992/11/30     143956.57                   146385.74
  1992/12/31     145555.73                   148003.71
  1993/01/31     147288.01                   150315.52
  1993/02/28     148644.09                   152074.05
  1993/03/31     149339.02                   152603.40
  1993/04/30     149898.10                   153748.84
  1993/05/31     150218.77                   153255.38
  1993/06/30     151413.04                   154882.32
  1993/07/31     151865.99                   155163.44
  1993/08/31     152813.88                   156999.73
  1993/09/30     153179.46                   157511.14
  1993/10/31     153422.66                   157893.95
  1993/11/30     153358.42                   157558.99
  1993/12/31     154094.55                   158184.05
  1994/01/31     155503.25                   159482.01
  1994/02/28     154167.33                   157893.95
  1994/03/31     151583.47                   156350.75
  1994/04/30     150803.85                   155447.56
  1994/05/31     150958.26                   155612.05
  1994/06/30     151137.05                   155848.31
  1994/07/31     152808.27                   157558.99
  1994/08/31     153227.94                   158049.47
  1994/09/30     152539.25                   157206.09
  1994/10/31     152825.78                   157403.48
  1994/11/30     152276.43                   156616.92
  1994/12/31     152773.29                   156960.85
  1995/01/31     154940.20                   159344.44
  1995/02/28     157531.51                   162042.05
  1995/03/31     158324.71                   162942.25
  1995/04/30     160088.62                   164617.04
  1995/05/31     163361.37                   168385.32
  1995/06/30     164400.50                   169366.27
  1995/07/31     164793.93                   169758.05
  1995/08/31     166088.90                   170930.41
  1995/09/30     167018.62                   171887.43
  1995/10/31     168722.52                   173535.31
  1995/11/30     170231.68                   175335.71
  1995/12/31     171781.94                   176834.05
  1996/01/31     173352.42                   178419.12
  1996/02/29     172162.37                   177213.86
  1996/03/31     171743.30                   176681.52
  1996/04/30     171441.89                   176537.97
  1996/05/31     171506.95                   176657.59
  1996/06/30     173177.36                   178185.84
  1996/07/31     173775.36                   178825.85
  1996/08/31     174162.02                   179277.45
  1996/09/30     176033.01                   181224.39
  1996/10/31     178503.32                   183709.66
  1996/11/30     180209.82                   185423.33
  1996/12/31     179870.23                   184968.75
  1997/01/31     180484.92                   185806.14
  1997/02/28     181013.90                   186159.05
  1997/03/31     180311.59                   185599.78
  1997/04/30     182127.85                   187385.23
  1997/05/31     183380.97                   188737.03
  1997/06/30     184795.09                   190193.50
  1997/07/31     187201.02                   192929.99
  1997/08/31     187208.90                   192708.68
  1997/09/30     188794.47                   194461.23
  1997/10/31     190421.37                   196279.57
  1997/11/30     191009.01                   196665.37
  1997/12/31     192248.69                   198127.82
  1998/01/31     194289.16                   200400.75
  1998/02/28     194404.52                   200364.87
  1998/03/31     195037.70                   201049.74
  1998/04/30     195846.06                   202015.73
  1998/05/31     197100.02                   203223.97
  1998/06/30     197915.23                   204378.38
  1998/07/31     198939.29                   205257.65
  1998/08/31     201245.23                   208406.85
  1998/09/30     204608.77                   212196.07
  1998/10/31     205000.89                   213033.47
  1998/11/30     204714.21                   212557.94
IMATRL PRASUN   SHR__CHT 19981130 19981215 140350 R00000000000123

$100,000 OVER 10 YEARS: Let's say hypothetically that $100,000 was invested in Fidelity Institutional Short-Intermediate Government Fund on November 30, 1988. As the chart shows, by November 30, 1998, the value of the investment would have grown to $204,714 - a 104.71% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-5 Year U.S. Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $212,558 - a 112.56% increase.

UNDERSTANDING
PERFORMANCE

HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)


TOTAL RETURN COMPONENTS
                  YEARS ENDED NOVEMBER 30,

                  1998                       1997    1996    1995    1994

DIVIDEND RETURNS  6.54%                      6.83%   6.90%   7.56%   6.07%

CAPITAL RETURNS   0.64%                      -0.84%  -1.04%  4.23%   -6.78%

TOTAL RETURNS     7.18%                      5.99%   5.86%   11.79%  -0.71%



TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1998  PAST 1       PAST 6        PAST 1
                                 MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE              4.67(CENTS)  28.96(CENTS)  59.62(CENTS)

ANNUALIZED DIVIDEND RATE         5.99%        6.11%         6.31%

30-DAY ANNUALIZED YIELD          5.40%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.48 over the past one month, $9.46 over the past six months and $9.45 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGERS' OVERVIEW



MARKET RECAP
Despite a strong equity rally late in
the 12-month period ending
November 30, 1998, the
taxable-bond market posted solid
returns. While some investors who
had flocked to bonds from equities
during the summer's market
correction returned to stocks, the
upwards momentum of bond
performance continued. For the
period, the Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable
investment-grade bond market -
returned 9.45%. Cash flows into
high-yield bonds, whose
performance often mimics those of
equities, improved dramatically.
The Merrill Lynch High Yield
Master Index - which had a
one-year return of only 1.00%
through the end of October -
leapt to 4.61% by the end of
November. The Lehman Brothers
Corporate Bond Index returned
9.40% for the past 12 months,
while the Lehman Brothers
Mortgage Backed Securities Index
posted a 12-month gain of 7.48%.
Mortgage securities followed the
trend of other spread sectors late in
the period, gaining ground against
Treasuries, which had
outperformed all other bonds for
nearly the entire period. The yield
on the benchmark 30-year
Treasury fell to 5.07% - one of its
lowest levels in 30 years - due in
part to the three interest-rate cuts
made late in the period by the
Federal Reserve Board to "sustain
economic expansion."

NOTE TO SHAREHOLDERS: Andrew Dudley (right) became Portfolio Manager of Fidelity Institutional Short-Intermediate Government Fund on December 7, 1998. The following is a discussion of the fund's performance with Curt Hollingsworth, who managed the fund during the period covered by this report, with comments from Mr. Dudley on his outlook and investment style.

Q. HOW DID THE FUND PERFORM, CURT?
C.H. For the 12-month period that ended November 30, 1998, the fund provided a total return of 7.18%. To get a sense of how the fund did relative to its competitors, the short-intermediate U.S. government funds average returned 6.92% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-5 Year U.S. Government Bond Index - which tracks the types of securities in which the fund invests - returned 8.08% for the same period.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?
C.H. The fund's allocation to various segments of the bond market was the primary contributor to its performance. Throughout most of the past year, the fund had fewer Treasuries and more agency securities than its benchmark index. The fund also held some mortgage securities, while the index did not. Their higher yields and better price appreciation helped agency and mortgage securities significantly outpace Treasuries and caused the fund to beat both its peers and index early on. More recently, however, a global flight to quality hurt agency and mortgage securities and consequently the fund's performance. As investors became increasingly concerned about the world's economic health in light of protracted problems in Asia, Russia's default on its debt and a weakened Latin America, they shunned bonds that carried more risk in favor of the relative safety of Treasuries. As demand for Treasuries was rising, the supply of them diminished slightly because the U.S. government cut its borrowing in light of the federal budget surplus. Thanks to a classic situation where demand exceeded supply, Treasuries performed quite well from August through the end of November.
Q. GIVEN THEIR U.S. GOVERNMENT BACKING, WHY DIDN'T AGENCY SECURITIES ALSO ENJOY A FLIGHT TO QUALITY? WHY DID MORTGAGE SECURITIES SUFFER? C.H. Although Treasuries are backed directly by the full faith and credit of the U.S. government, agency securities carry only the implicit, or indirect, backing of it. While the difference in backing boils down to only a slight distinction, agency securities are not perceived to be as safe as Treasuries. Mortgage securities were affected by different issues. They suffered from a rapid rise in prepayment activity - or the number of homeowners who refinanced their mortgages to take advantage of falling interest rates - and many of those securities made up of prepaid home loans were retired before their maturity. As a result, many investors sold or avoided mortgage securities because they felt prepayments would potentially force them to invest proceeds from any prepaid mortgages at lower, prevailing interest rates.
Q. HOW DID YOU MODIFY YOUR APPROACH IN RESPONSE TO CHANGING MARKET CONDITIONS THIS PAST FALL?
C.H. In the early fall, I added more agency securities when several of the fund's mortgage securities were prepaid. At that time I felt that agencies offered more attractive value. That's because the spread - or difference in yield - between Treasury and agency securities widened to nearly 0.50%, a historically wide margin and an indication that investors were demanding more compensation for accepting the slightly higher risk of buying agency securities versus Treasuries. Because I believed that the spread would narrow to a more historical norm and that agencies would outpace Treasuries as a result, I added to the fund's agency holdings. Later, however, I began adding back mortgage securities, which had gotten very cheap, in my opinion. That said, the fund continued to have a fairly large stake in agency securities relative to the Lehman Brothers 1-5 Year U.S. Government Index at the end of the period.
Q. WHICH AGENCY SECURITIES DID THE FUND EMPHASIZE?
C.H. I continued to favor non-callable securities - those that can't be redeemed by their issuers before maturity. Some agency securities can be "called" - or redeemed - by their issuers as a way to reduce their debt costs. Because they can't be redeemed prior to maturity, non-callable securities tend to perform better than their callable counterparts when interest rates fall and generally keep pace with callable bonds when interest rates rise.
Q. TURNING TO YOU ANDY, WHAT'S YOUR OUTLOOK?
A.D. At the end of the period, spreads between Treasuries and agencies, and between Treasuries and mortgages, were fairly wide when viewed on a historical basis. The higher yields that agencies and mortgage securities offered essentially signified that investors wanted more compensation - in the form of yield - for the higher risk those securities carry. In my view, the widening spreads have pushed agency and mortgage security prices to attractive levels we've not seen in some time. If spreads return to their more historical norm, agency and mortgage securities should do well relative to Treasuries. Furthermore, I would expect that the yield advantage they offer will help agency and mortgage securities outpace Treasuries even if spreads remain constant.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO
MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

ANDREW DUDLEY ON HIS
INVESTMENT STYLE:
"INVESTORS CAN EXPECT TO SEE A
CONTINUATION OF THE INVESTMENT
PROCESS THAT WAS USED BY THE FUND'S
PREVIOUS MANAGER. AS CURT DID, I
WILL MANAGE THE FUND SO THAT ITS
DURATION - A MEASURE OF ITS
INTEREST-RATE SENSITIVITY - IS IN
LINE WITH THE LEHMAN BROTHERS
1-5 YEAR U.S. GOVERNMENT BOND
INDEX. BECAUSE GETTING THE FUND'S
DURATION WRONG - MAKING IT TOO
INTEREST-RATE SENSITIVE WHEN
INTEREST RATES ARE ON THE RISE, FOR
EXAMPLE - CAN SERIOUSLY HURT
PERFORMANCE, I'D RATHER FOCUS
MY EFFORTS ON OTHER AREAS WHERE
FIDELITY'S RESEARCH EFFORTS CAN
ADD VALUE. THOSE AREAS INCLUDE
ASSET ALLOCATION - HOW THE FUND IS
DIVIDED AMONG VARIOUS SECTORS OF
THE BOND MARKET - AND INDIVIDUAL
SECURITY SELECTION."

FUND FACTS

GOAL: SEEKS A HIGH LEVEL OF CURRENT
INCOME IN A MANNER CONSISTENT
WITH PRESERVATION OF CAPITAL

START DATE: NOVEMBER 10, 1986

SIZE: AS OF NOVEMBER 30, 1998,
MORE THAN $379 MILLION

MANAGER: ANDREW DUDLEY, SINCE
DECEMBER 1998; MANAGER,
VARIOUS FIDELITY AND SPARTAN
GOVERNMENT AND MORTGAGE
FUNDS; JOINED FIDELITY IN 1996
(CHECKMARK)


INVESTMENT CHANGES





COUPON DISTRIBUTION AS OF NOVEMBER 30, 1998

                                             % OF FUND'S   % OF FUND'S INVESTMENTS
                                             INVESTMENTS   6 MONTHS AGO

ZERO COUPON BONDS                             0.0           5.4

4 - 4.99%                                     5.6           0.0

5 - 5.99%                                     28.1          18.7

6 - 6.99%                                     25.2          21.7

7 - 7.99%                                     4.1           13.7

8 - 8.99%                                     13.0          14.8

9 - 9.99%                                     13.0          16.1

10 - 10.99%                                   6.2           2.1

11% - AND OVER                                4.1           5.4


COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING
SHORT-TERM INVESTMENTS.

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1998

                                                         6 MONTHS AGO

YEARS                                               3.7  3.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF NOVEMBER 30, 1998

                                         6 MONTHS AGO

YEARS                              2.3   2.4

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF NOVEMBER 30, 1998  AS OF MAY 31, 1998
ROW: 1, COL: 1, VALUE: 17.3
ROW: 1, COL: 2, VALUE: 13.2
ROW: 1, COL: 3, VALUE: 68.5
ROW: 1, COL: 4, VALUE: 1.0
MORTGAGE SECURITIES 20.4%
U.S. TREASURY
OBLIGATIONS 23.2%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 54.3%
SHORT-TERM
INVESTMENTS 2.1%

MORTGAGE SECURITIES 17.3%
U.S. TREASURY
OBLIGATIONS 13.2%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 68.8%
SHORT-TERM
INVESTMENTS 0.7%

ROW: 1, COL: 1, VALUE: 20.4
ROW: 1, COL: 2, VALUE: 23.2
ROW: 1, COL: 3, VALUE: 54.3
ROW: 1, COL: 4, VALUE: 2.1


INVESTMENTS NOVEMBER 30, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 82.0%

                                                                   PRINCIPAL                  VALUE
                                                                   AMOUNT                     (NOTE 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 68.8%

Fannie Mae:

6.15% 1/13/00                                                      $ 6,000,000                $ 6,067,500

6.74% 5/13/04                                                       1,020,000                  1,088,697

Federal Agricultural Mortgage Corp.:

6.92% 8/10/00                                                       1,040,000                  1,070,545

7.61% 10/16/00                                                      3,000,000                  3,152,610

Federal Farm Credit Bank 5.7% 1/18/05                               1,540,000                  1,572,725

Federal Home Loan Bank:

4.66% 10/15/01                                                      21,300,000                 20,983,908

5.195% 9/11/01                                                      9,900,000                  9,940,194

5.595% 3/27/01                                                      3,900,000                  3,947,541

5.77% 2/20/01                                                       8,750,000                  8,883,963

5.83% 12/24/99                                                      13,000,000                 13,097,500

Freddie Mac 5.035% 4/28/03                                          15,000,000                 15,009,150

Government Loan Trusts (assets of Trust guaranteed by               2,700,630                  3,033,266
U.S. Government through Agency for International
Development) 8.5% 4/1/06

Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security
Assistance Agency):

Class 1-C, 9.25% 11/15/01                                           26,356,620                 28,167,583

Class 2-E, 9.4% 5/15/02                                             2,841,962                  3,013,332

Class T-3, 9.625% 5/15/02                                           5,949,098                  6,307,828

Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through
Export-Import Bank):

Series 1993 C, 5.2% 10/15/04                                        547,200                    547,564

Series 1993 D, 5.23% 5/15/05                                        481,277                    481,525

Series 1994 A, 7.12% 4/15/06                                        1,798,615                  1,901,856

Series 1994 F, 8.187% 12/15/04                                      24,797,714                 26,564,551

Series 1995 A, 6.28% 6/15/04                                        4,228,235                  4,344,415

Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through
Export-Import Bank):

Series 1992 A, 7.02% 9/1/04                                         6,259,500                  6,570,190

Series 1997 A, 6.104% 7/15/03                                       6,083,333                  6,201,350

Israel Export Trust Certificates (assets of Trust guaranteed        10,001,118                 10,331,154
by U.S. Government through Export-Import Bank)
Series 1994 1, 6.88% 1/26/03

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

                                                                   PRINCIPAL                  VALUE
                                                                   AMOUNT                     (NOTE 1)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

Overseas Private Investment Corp. U.S. Government                  $ 2,959,538                $ 3,057,025
guaranteed participation certificate Series 1994 195,
6.08% 8/15/04 (callable)

Private Export Funding Corp.:

secured 5.65% 3/15/03                                               727,071                    734,255

secured 5.8% 2/1/04                                                 6,010,000                  6,115,716

secured 6.86% 4/30/04                                               2,145,275                  2,239,530

5.82% 6/15/03 (a)                                                   11,500,000                 11,760,547

7.9% 3/31/00                                                        1,000,000                  1,035,780

8.4% 7/31/01                                                        5,200,000                  5,636,176

State of Israel (guaranteed by U.S. Government through
Agency for International Development):

5.25% 9/15/00                                                       17,250,000                 17,305,545

5.625% 9/15/03                                                      10,271,000                 10,486,896

6.625% 8/15/03                                                      2,500,000                  2,654,950

Tennessee Valley Authority 6% 11/1/00                               11,649,000                 11,838,296

U.S. Department of Housing and Urban Development                    3,000,000                  3,054,375
government guaranteed participation certificates
8.12% 8/1/99

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                       258,198,038

U.S. TREASURY OBLIGATIONS - 13.2%

U.S. Treasury Bond 10.75% 8/15/05                                   12,600,000                 16,858,422

U.S. Treasury Notes 6.5% 8/31/01                                    31,100,000                 32,577,251

TOTAL U.S. TREASURY OBLIGATIONS                                                                49,435,673

TOTAL U.S. GOVERNMENT AND GOVERNMENT                                             307,633,711
AGENCY OBLIGATIONS
(Cost $305,128,862)



U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - 16.1%



FANNIE MAE - 6.6%

5.5% 1/1/09                                                    1,669,442                 1,654,100

6% 10/1/08                                                     8,453,540                 8,490,482

6.5% 7/1/00 to 2/1/10                                          1,464,690                 1,475,900

7% 6/1/00 to 1/1/10                                            1,127,060                 1,146,524

8% 6/1/02 to 8/1/09                                            435,658                   450,605

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - CONTINUED

                                                              PRINCIPAL                 VALUE
                                                              AMOUNT                    (NOTE 1)

FANNIE MAE - CONTINUED

8.25% 12/1/01                                                 $ 1,832,201               $ 1,945,166

8.5% 3/1/08 to 7/1/22                                          1,494,769                 1,570,979

9% 2/1/13 to 8/1/21                                            2,689,326                 2,844,988

9.5% 5/1/09 to 11/1/21                                         283,315                   302,090

10% 1/1/17 to 1/1/20                                           654,722                   703,864

10.5% 5/1/10 to 8/1/20                                         364,569                   400,386

11% 11/1/10 to 9/1/14                                          1,539,413                 1,697,403

11.5% 5/11/03 to 7/15/19                                       1,613,510                 1,775,895

12% 4/1/15                                                     124,300                   140,062

12.5% 3/1/16                                                   128,028                   147,273

12.75% 10/1/13                                                 28,284                    32,977

                                                                                         24,778,694

FREDDIE MAC - 5.6%

6.25% 1/1/03                                                   895,118                   898,734

6.5% 7/1/03 to 5/1/08                                          902,552                   914,537

7% 5/1/01 to 6/1/01                                            412,323                   414,883

7.5% 11/1/12                                                   1,583,312                 1,628,642

8% 9/1/07 to 12/1/09                                           2,169,284                 2,241,448

8.5% 5/1/06 to 11/1/25                                         3,957,105                 4,129,426

9% 12/1/07 to 3/1/22                                           1,397,342                 1,477,358

9.5% 1/1/17 to 12/1/22                                         3,002,339                 3,243,223

10% 1/1/09 to 6/1/20                                           813,186                   877,066

10.25% 12/1/09                                                 31,858                    34,268

10.5% 1/1/16 to 5/1/21                                         2,233,888                 2,470,960

11% 12/1/11 to 1/1/19                                          50,651                    56,291

11.5% 10/1/15                                                  70,697                    79,135

12% 9/1/11 to 11/1/19                                          121,873                   139,493

12.25% 11/1/14                                                 60,136                    69,758

12.5% 8/1/10 to 6/1/19                                         2,048,582                 2,361,002

                                                                                         21,036,224

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.9%

8.5% 5/15/16 to 4/15/17                                        270,904                   289,456

9% 1/15/05 to 2/15/17                                          838,027                   897,397

9.5% 11/15/09 to 11/15/20                                      2,049,493                 2,211,303

10% 11/15/09 to 9/15/19                                        457,115                   493,037

10.5% 1/15/16 to 1/15/18                                       1,188,135                 1,293,931

11% 12/15/09 to 8/15/19                                        3,886,176                 4,289,865

11.5% 4/15/10 to 5/15/19                                       3,526,896                 3,938,678

12% 3/20/14 to 2/15/16                                         683,430                   770,217

U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - CONTINUED

                                                              PRINCIPAL                 VALUE
                                                              AMOUNT                    (NOTE 1)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED

12.5% 11/15/14                                                $ 116,153                 $ 133,615

13% 8/15/14 to 11/15/14                                        109,215                   125,423

13.5% 7/15/11                                                  49,688                    57,734

                                                                                         14,500,656

TOTAL U.S. GOVERNMENT AGENCY -                                                           60,315,574
MORTGAGE SECURITIES
(Cost $59,450,929)



COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%



U.S. GOVERNMENT AGENCY - 1.2%

Fannie Mae REMIC planned amortization class:

Series 1993-191 Class PE, 5.8% 9/25/06                 1,820,064        1,819,496

Series 1993-229 Class PD, 5.6% 7/25/06                 2,916,737        2,897,596

Freddie Mac sequential pay Series 1353 Class A,        8,676            8,657
5.5% 11/15/04

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,679,489)                                                       4,725,749



CASH EQUIVALENTS - 0.7%

                                                           MATURITY
                                                           AMOUNT

Investments in repurchase agreements (U.S. Treasury        $ 2,636,404                  2,636,000
obligations), in a joint trading account at 5.52%, dated
11/30/98 due 12/1/98

TOTAL INVESTMENT IN SECURITIES - 100%                                                $ 375,311,034
(Cost $371,895,280)


LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,760,547 or 3.1% of net assets.

INCOME TAX INFORMATION

At November 30, 1998, the aggregate cost of investment securities for income tax purposes was $371,899,569. Net unrealized appreciation aggregated $3,411,465, of which $4,440,529 related to appreciated investment securities and $1,029,064 related to depreciated investment securities.

At November 30, 1998, the fund had a capital loss carryforward of approximately $21,597,000 of which $14,039,000, $3,288,000, $4,169,000 and $101,000 will expire on November 30, 2002, 2003, 2004 and 2005, respectively.

A total of 24.90% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. (unaudited)
The fund will notify shareholders in January 1999 of the applicable percentage for use in preparing 1998 income tax returns.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                   NOVEMBER 30, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 375,311,034
AGREEMENTS OF $2,636,000) (COST $371,895,280) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      461

RECEIVABLE FOR INVESTMENTS SOLD                                           283,778

RECEIVABLE FOR FUND SHARES SOLD                                           1,349,859

INTEREST RECEIVABLE                                                       5,254,726

 TOTAL ASSETS                                                             382,199,858

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                            $ 2,326,813

DISTRIBUTIONS PAYABLE                                        174,737

ACCRUED MANAGEMENT FEE                                       142,198

OTHER PAYABLES AND ACCRUED EXPENSES                          2,772

 TOTAL LIABILITIES                                                        2,646,520

NET ASSETS                                                               $ 379,553,338

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 396,782,752

UNDISTRIBUTED NET INVESTMENT INCOME                                       956,253

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                        (21,601,421)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 3,415,754

NET ASSETS                                                               $ 379,553,338


NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER         $9.48
SHARE ($379,553,338 (DIVIDED BY) 40,027,885 SHARES)


STATEMENT OF OPERATIONS
                                                          YEAR ENDED NOVEMBER 30, 1998

INVESTMENT INCOME                                                         $ 24,623,047
INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $1,225)

EXPENSES

MANAGEMENT FEE                                               $ 1,599,339

NON-INTERESTED TRUSTEES' COMPENSATION                         1,005

 TOTAL EXPENSES BEFORE REDUCTIONS                             1,600,344

 EXPENSE REDUCTIONS                                           (44,389)     1,555,955

NET INVESTMENT INCOME                                                      23,067,092

REALIZED AND UNREALIZED GAIN (LOSS)                                        566,385
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                    1,261,224
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                            1,827,609

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 24,894,701
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                           YEAR ENDED      YEAR ENDED
                                                           NOVEMBER 30,    NOVEMBER 30,
                                                           1998            1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 23,067,092    $ 23,268,975
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   566,385         (382,772)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       1,261,224       (2,903,614)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            24,894,701      19,982,589
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (22,513,973)    (22,908,123)

SHARE TRANSACTIONS                                          175,113,300     148,797,833
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              20,197,390      20,933,933

 COST OF SHARES REDEEMED                                    (175,282,427)   (146,792,800)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM        20,028,263      22,938,966
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   22,408,991      20,013,432

NET ASSETS

 BEGINNING OF PERIOD                                        357,144,347     337,130,915

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT     $ 379,553,338   $ 357,144,347
INCOME OF $956,253 AND $609,722, RESPECTIVELY)

OTHER INFORMATION

 SHARES                                                     18,516,963      15,860,798
 SOLD

  ISSUED IN REINVESTMENT OF DISTRIBUTIONS                   2,139,251       2,231,179

  REDEMED                                                   (18,559,541)    (15,646,982)

  NET INCREASE (DECREASE)                                   2,096,673       2,444,995




FINANCIAL HIGHLIGHTS
                                            YEARS ENDED NOVEMBER 30,

                                 1998       1997       1996       1995       1994
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING       $ 9.420    $ 9.500    $ 9.600    $ 9.210    $ 9.890
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME            .611 B     .637 B     .641       .669       .597

 NET REALIZED AND UNREALIZED      .045       (.090)     (.102)     .383       (.665)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT            .656       .547       .539       1.052      (.068)
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME       (.596)     (.627)     (.639)     (.662)     (.602)

 FROM NET REALIZED GAIN           -          -          -          -          (.010)

 TOTAL DISTRIBUTIONS              (.596)     (.627)     (.639)     (.662)     (.612)

NET ASSET VALUE, END OF PERIOD   $ 9.480    $ 9.420    $ 9.500    $ 9.600    $ 9.210

TOTAL RETURN A                    7.18%      5.99%      5.86%      11.79%     (.71)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD        $ 379,553  $ 357,144  $ 337,131  $ 348,570  $ 339,788
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE      .45%       .45%       .42%C      .45%       .45%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE      .44% D     .44% D     .41% D     .45%       .45%
NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME    6.47%      6.79%      6.95%      7.14%      7.06%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE           210%       147%       141%       214%       303%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Institutional Short-Intermediate Government Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities of long-term U.S. government and government agency obligations aggregated $762,293,224 and $732,656,644, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, there were no loans outstanding.
6. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $44,389 under these arrangements.
7. BENEFICIAL INTEREST.
At the end of the period, two shareholders were each record owners of more than 10% of the total outstanding shares of the fund, totaling 35.4%.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Institutional Short-Intermediate Government Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Institutional Short-Intermediate Government Fund (a fund of Fidelity Advisor Series IV) at November 30, 1998 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Institutional Short-Intermediate Government Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
January 13, 1999

PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on October 7, 1998. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. PROPOSAL 1
To elect as Trustees the following twelve nominees.
               # OF             % OF
               VOTES CAST       VOTES CAST
RALPH F. COX
AFFIRMATIVE    539,625,345.29   98.805

WITHHELD       6,524,581.07     1.195

TOTAL          546,149,926.36   100.000

PHYLLIS BURKE DAVIS
AFFIRMATIVE    539,570,849.71   98.795

WITHHELD       6,579,076.65     1.205

TOTAL          546,149,926.36   100.000

ROBERT M. GATES
AFFIRMATIVE    539,510,050.47   98.784

WITHHELD       6,639,875.89     1.216

TOTAL          546,149,926.36   100.000

EDWARD C. JOHNSON 3D
AFFIRMATIVE    538,985,893.01   98.688

WITHHELD       7,164,033.35     1.312

TOTAL          546,149,926.36   100.000

E. BRADLEY JONES
AFFIRMATIVE    538,927,817.43   98.678

WITHHELD       7,222,108.93     1.322

TOTAL          546,149,926.36   100.000

DONALD J. KIRK
AFFIRMATIVE    539,628,066.94   98.806

WITHHELD       6,521,859.42     1.194

TOTAL          546,149,926.36   100.000

               # OF             % OF
               VOTES CAST       VOTES CAST
PETER S. LYNCH
AFFIRMATIVE    539,693,497.37   98.818

WITHHELD       6,456,428.99     1.182

TOTAL          546,149,926.36   100.000

WILLIAM O. MCCOY
AFFIRMATIVE    539,146,457.11   98.718

WITHHELD       7,003,469.25     1.282

TOTAL          546,149,926.36   100.000

GERALD C. MCDONOUGH
AFFIRMATIVE    539,461,031.30   98.775

WITHHELD       6,688,895.06     1.225

TOTAL          546,149,926.36   100.000

MARVIN L. MANN
AFFIRMATIVE    539,523,857.95   98.787

WITHHELD       6,626,068.41     1.213

TOTAL          546,149,926.36   100.000

ROBERT C. POZEN
AFFIRMATIVE    539,551,908.09   98.792

WITHHELD       6,598,018.27     1.208

TOTAL          546,149,926.36   100.000

THOMAS R. WILLIAMS
AFFIRMATIVE    539,441,485.70   98.772

WITHHELD       6,708,440.66     1.228

TOTAL          546,149,926.36   100.000

PROPOSAL 2
To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the fund.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    176,457,715.15   96.188

AGAINST        2,819,126.82     1.537

ABSTAIN        4,173,675.32     2.275

TOTAL          183,450,517.29   100.000

PROPOSAL 3
To authorize the Trustees to adopt an Amended and Restated Declaration of Trust.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    479,594,533.67   95.156

AGAINST        10,033,506.32    1.991

ABSTAIN        14,379,781.75    2.853

TOTAL          504,007,821.74   100.000

BROKER         42,142,104.62
NON-VOTES

PROPOSAL 4
To amend the fundamental diversification limitation to exclude
"securities of other investment companies" from issuer diversification limits.
               # OF             % OF
               VOTES CAST       VOTES CAST
AFFIRMATIVE    165,883,559.06   90.650

AGAINST        8,539,951.88     4.667

ABSTAIN        8,570,004.47     4.683

TOTAL          182,993,515.41   100.000

BROKER         457,001.88
NON-VOTES








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy  *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
(REGISTERED TRADEMARK)
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY